INVENTORIES	12 Months Ended
Jul. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIESInventories, net consisted of the following:

	July 31, 2021	July 31, 2020
	(In thousands)
Raw materials	$8,299	$9,380
Work-in-process	76	253
Finished goods	668	885
	$9,043	$10,518